February 27, 2008


Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

           RE: Insured Municipals Income Trust and Investors' Quality
               Tax-Exempt Trust, Multi-Series 309
               File No. 333-59229 CIK #1024825

Ladies/Gentlemen:

    In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the Post-Effective of the subject Registration Statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the Registration Statement was filed electronically with the commission on February 22, 2008.

                                                               Very truly yours,


                                                           VAN KAMPEN FUNDS INC.